CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES (Note 12c)	$ 849	$ 5,414	$ 1,404
COST OF REVENUES	70	527	453
GROSS PROFIT	779	4,887	951
OPERATING EXPENSES:
Research and development (Note 12d)	10,680	3,557	1,086
Selling, general and administrative (Note 12e)	7,029	2,964	1,221
TOTAL OPERATING EXPENSES	17,709	6,521	2,307
OPERATING LOSS	16,930	1,634	1,356
FINANCE EXPENSES (INCOME), net (Note 12f)	(452)	9,844	1,075
LOSS BEFORE INCOME TAX	16,478	11,478	$ 2,431
INCOME TAX (Note 10)	39	6
NET LOSS FOR THE PERIOD	$ 16,517	$ 11,484	$ 2,431
LOSS PER SHARE BASIC AND DILUTED	$ 0.58	$ 0.79	$ 0.22
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE IN THOUSANDS	28,229	14,512	11,285